Leuthold Global Fund
Schedule of Investments
December 31, 2025 (Unaudited)

COMMON STOCKS - 70.4%		Shares		Value
Air Freight & Logistics - 3.5%
Deutsche Post AG		2,697		$147,056
FedEx Corp.		651		188,048
Hyundai Glovis Co. Ltd.		596		74,810
JD Logistics, Inc. (a)(b)		48,500		71,358
United Parcel Service, Inc. - Class B		1,820		180,526
Yamato Holdings Co. Ltd.		5,300		74,622
				736,420

Automobile Components - 4.6%
Aumovio SE (a)		533		26,763
Autoliv, Inc.		792		94,010
Continental AG		1,067		84,680
Hyundai Mobis Co. Ltd.		449		116,507
Lear Corp.		718		82,283
Magna International, Inc.		2,650		141,245
Minth Group, Ltd.		26,000		106,521
Sumitomo Electric Industries Ltd.		5,600		225,553
Toyoda Gosei Co. Ltd.		3,300		83,196
				960,758

Automobiles - 0.9%
General Motors Co.		2,227		181,100

Banks - 9.8%
ABN AMRO Bank NV (b)		4,649		162,431
ANZ Group Holdings Ltd.		2,982		72,098
Banco Santander SA - ADR		17,062		200,137
Bank of Nova Scotia		896		66,026
Barclays PLC - ADR		6,407		163,058
Canadian Imperial Bank of Commerce		1,209		109,547
Citigroup, Inc.		982		114,590
Comerica, Inc.		1,158		100,665
Commerzbank AG		5,568		234,995
Danske Bank AS		2,031		101,421
M&T Bank Corp.		390		78,577
Mizuho Financial Group, Inc. - ADR		21,658		158,537
Nishi-Nippon Financial Holdings, Inc.		5,000		102,571
Old National Bancorp/IN		3,278		73,132
Svenska Handelsbanken AB - Class A		7,343		106,382
UniCredit SpA		1,569		129,955
United Overseas Bank Ltd.		2,600		70,812
				2,044,934

Capital Markets - 6.7%
Daiwa Securities Group, Inc.		9,200		80,627
Deutsche Bank AG		5,529		213,198
Goldman Sachs Group, Inc.		296		260,184
Interactive Brokers Group, Inc. - Class A		1,874		120,517
Investec PLC		7,214		53,549
Macquarie Group Ltd.		751		101,483
Morgan Stanley		1,168		207,355
Raymond James Financial, Inc.		717		115,143
SBI Holdings, Inc.		4,300		92,665
UBS Group AG		3,253		150,646
				1,395,367

Communications Equipment - 2.9%
Arcadyan Technology Corp.		9,000		49,748
BYD Electronic International Co. Ltd.		13,000		56,297
Cisco Systems, Inc.		1,562		120,321
Digi International, Inc. (a)		1,592		68,918
F5, Inc. (a)		264		67,389
NetScout Systems, Inc. (a)		3,060		82,803
Viavi Solutions, Inc. (a)		5,802		103,392
ZTE Corp. - Class H		14,600		51,009
				599,877

Energy Equipment & Services - 3.6%
Baker Hughes Co.		3,260		148,460
China Oilfield Services Ltd. - Class H		84,000		75,482
DOF Group ASA		8,219		77,384
Enerflex Ltd.		4,600		70,916
Innovex International, Inc. (a)		3,401		74,380
NOV, Inc.		7,078		110,629
Oceaneering International, Inc. (a)		3,057		73,460
Weatherford International PLC		1,436		112,381
				743,092

Gas Utilities - 2.9%
Italgas SpA		8,016		89,407
Korea Gas Corp.		2,104		57,324
Kunlun Energy Co. Ltd.		72,000		68,827
MDU Resources Group, Inc.		4,209		82,160
Naturgy Energy Group SA		2,810		85,560
New Jersey Resources Corp.		1,406		64,845
Toho Gas Co. Ltd.		2,000		59,608
UGI Corp.		2,518		94,249
				601,980

Health Care Providers & Services - 3.5%
Concentra Group Holdings Parent, Inc.		0	(c)	0
HCA Healthcare, Inc.		437		204,018
National HealthCare Corp.		832		114,059
Select Medical Holdings Corp.		8,242		122,394
Tenet Healthcare Corp. (a)		720		143,078
Universal Health Services, Inc. - Class B		610		132,992
				716,541

Insurance - 5.7%
Axis Capital Holdings Ltd.		1,217		130,328
Chubb Ltd.		216		67,418
DB Insurance Co. Ltd.		977		88,716
Fairfax Financial Holdings Ltd.		78		148,657
Hartford Insurance Group, Inc.		697		96,046
Loews Corp.		1,055		111,102
Markel Group, Inc. (a)		38		81,687
Old Republic International Corp.		3,116		142,214
QBE Insurance Group Ltd.		7,064		93,524
Sompo Holdings, Inc.		6,700		227,413
				1,187,105

Interactive Media & Services - 2.0%
Baidu, Inc. - Class A (a)		6,550		107,716
CAR Group Ltd.		2,543		52,084
Cargurus, Inc. (a)		1,890		72,482
LY Corp.		20,300		54,017
Match Group, Inc.		1,523		49,178
Scout24 SE (b)		767		77,037
				412,514

Marine Transportation - 2.8%
AP Moller - Maersk AS - Class B		43		98,666
Global Ship Lease, Inc. - Class A		1,970		69,029
Matson, Inc.		474		58,563
Nippon Yusen KK		2,300		74,501
Orient Overseas International Ltd.		4,500		72,558
Wallenius Wilhelmsen ASA		7,604		75,710
Yang Ming Marine Transport Corp.		38,000		67,192
ZIM Integrated Shipping Services Ltd.		3,368		71,502
				587,721

Oil, Gas & Consumable Fuels - 4.2%
Cenovus Energy, Inc.		4,761		80,556
Chevron Corp.		677		103,182
Ecopetrol SA - ADR		6,918		69,318
Equinor ASA - ADR		2,580		60,965
Exxon Mobil Corp.		1,786		214,927
Galp Energia SGPS SA		3,627		62,458
PTT PCL - NVDR - NVDR		69,200		70,269
Suncor Energy, Inc.		2,555		113,340
TotalEnergies SE		1,485		97,149
				872,164

Paper & Forest Products - 0.0% (d)
China Forestry Holdings Co. Ltd. (a)(e)		2,484,000		0

Passenger Airlines - 4.0%
ANA Holdings, Inc.		4,100		77,866
Cathay Pacific Airways Ltd.		67,000		107,045
Copa Holdings SA - Class A		798		96,247
Delta Air Lines, Inc.		2,368		164,339
Eva Airways Corp.		59,000		68,607
International Consolidated Airlines Group SA		35,582		197,316
Singapore Airlines Ltd.		24,100		119,656
				831,076

Semiconductors & Semiconductor Equipment - 4.4%
ACM Research, Inc. - Class A (a)		2,204		86,948
Amkor Technology, Inc.		2,927		115,558
Applied Materials, Inc.		643		165,244
ASML Holding NV		140		149,780
MKS, Inc.		690		110,262
Photronics, Inc. (a)		2,896		92,672
SCREEN Holdings Co. Ltd.		900		87,664
Tokyo Electron Ltd.		500		111,364
				919,492

Transportation Infrastructure - 3.4%
Aena SME SA (b)		7,332		204,862
Fraport AG Frankfurt Airport Services Worldwide (a)		1,783		145,800
Grupo Aeroportuario del Sureste SAB de CV - ADR		295		95,403
International Container Terminal Services, Inc.		18,190		174,556
Shenzhen International Holdings Ltd.		80,500		89,490
				710,111

Wireless Telecommunication Services - 5.5%
America Movil SAB de CV - ADR		5,943		122,842
Far EasTone Telecommunications Co. Ltd.		32,000		89,859
Freenet AG		3,122		107,544
KDDI Corp.		7,200		124,616
MTN Group Ltd.		14,267		146,061
Tele2 AB - Class B		8,203		137,454
TIM SA/Brazil - ADR		5,516		107,286
T-Mobile US, Inc.		750		152,280
Vodafone Group PLC - ADR		12,347		163,104
				1,151,046
TOTAL COMMON STOCKS (Cost $12,178,955)				14,651,298

EXCHANGE TRADED FUNDS - 6.1%		Shares		Value
Invesco CurrencyShares Japanese Yen Trust (a)		1,372		80,495
iShares 5-10 Year Investment Grade Corporate Bond ETF		3,779		203,613
iShares International Treasury Bond ETF		2,232		92,985
SPDR Bloomberg International Corporate Bond ETF		4,949		158,912
SPDR Bloomberg International Treasury Bond ETF		11,276		254,048
State Street SPDR Portfolio Intermediate Term Corporate Bond ETF		7,455		252,054
Vanguard Mortgage-Backed Securities ETF		2,975		140,063
Vanguard Short-Term Inflation-Protected Securities ETF		1,801		89,078
TOTAL EXCHANGE TRADED FUNDS (Cost $1,230,844)				1,271,248

U.S. TREASURY SECURITIES - 2.4%		Par		Value
United States Treasury Note/Bond, 3.88%, 08/15/2033		510,000		506,633
TOTAL U.S. TREASURY SECURITIES (Cost $495,155)				506,633

FOREIGN GOVERNMENT DEBT OBLIGATIONS - 2.0%		Par		Value
French Republic Government Bond OAT, 3.00%, 05/25/2033 (b)	EUR	145,000		168,032
United Kingdom Gilt, 4.25%, 07/31/2034	GBP	185,000		246,372
TOTAL FOREIGN GOVERNMENT DEBT OBLIGATIONS (Cost $387,304)				414,404

SHORT-TERM INVESTMENTS
U.S. TREASURY BILLS - 2.4%		Par		Value
3.75%, 01/29/2026 (f)		500,000		498,557
TOTAL U.S. TREASURY BILLS (Cost $498,557)				498,557

TOTAL INVESTMENTS - 83.3% (Cost $14,790,815) (g)				17,342,140
Money Market Deposit Account - 16.2% (g)(h)				3,367,301
Other Assets in Excess of Liabilities - 0.5%				103,788
TOTAL NET ASSETS - 100.0%				$20,813,229

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ADR - American Depositary Receipt
NVDR - Non-Voting Depositary Receipt
PCL - Public Company Limited
PLC - Public Limited Company

EUR - Euro
GBP - British Pound

(a)	Non-income producing security.
(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of December 31, 2025, the value of these securities total $683,720 or 3.3% of the Fund’s net assets.

(c)	Rounds to zero.
(d)	Represents less than 0.05% of net assets.
(e)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of December 31, 2025.

(f)	The rate shown is the annualized yield as of December 31, 2025.
(g)	All or a portion of security has been pledged as collateral for securities sold short. The fair value of assets committed as collateral as of December 31, 2025 is $20,709,441.
(h)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of December 31, 2025 was 3.45%.

Leuthold Global Fund
Schedule of Securities Sold Short
December 31, 2025 (Unaudited)

EXCHANGE TRADED FUNDS - (8.5)%	Shares	Value
Invesco Nasdaq 100 ETF	(1,818)	$(459,809)
iShares Expanded Tech-Software Sector ETF	(379)	(40,056)
iShares MSCI EAFE ETF	(4,857)	(466,418)
iShares MSCI Emerging Markets ETF	(2,007)	(109,803)
iShares Russell 2000 ETF	(98)	(24,124)
iShares S&P 500 Growth ETF	(931)	(114,755)
State Street Real Estate Select Sector SPDR ETF	(528)	(21,305)
State Street SPDR Portfolio S&P 500 ETF	(466)	(37,382)
VanEck Semiconductor ETF	(85)	(30,611)
Vanguard Total World Stock ETF	(3,298)	(465,216)
TOTAL EXCHANGE TRADED FUNDS (Proceeds $1,726,841)		(1,769,479)

COMMON STOCKS - (5.4)%	Shares	Value
Aerospace & Defense - (0.2)%
Boeing Co.	(53)	(11,507)
Hexcel Corp.	(132)	(9,755)
Loar Holdings, Inc.	(103)	(7,004)
StandardAero, Inc.	(294)	(8,432)
TransDigm Group, Inc.	(13)	(17,288)
		(53,986)

Banks - (0.2)%
Atlantic Union Bankshares Corp.	(253)	(8,931)
Glacier Bancorp, Inc.	(163)	(7,180)
Live Oak Bancshares, Inc.	(213)	(7,317)
Triumph Financial, Inc.	(199)	(12,463)
		(35,891)

Beverages - (0.1)%
PepsiCo, Inc.	(104)	(14,926)
Primo Brands Corp.	(317)	(5,183)
		(20,109)

Building Products - (0.1)%
AAON, Inc.	(134)	(10,218)
CSW Industrials, Inc.	(31)	(9,099)
		(19,317)

Capital Markets - (0.7)%
Ares Management Corp. - Class A	(84)	(13,577)
Blackstone, Inc.	(122)	(18,805)
Blue Owl Capital, Inc. - Class A	(429)	(6,409)
Cohen & Steers, Inc.	(121)	(7,597)
FactSet Research Systems, Inc.	(21)	(6,094)
Hamilton Lane, Inc. - Class A - Class A	(55)	(7,387)
KKR & Co., Inc.	(138)	(17,592)
MarketAxess Holdings, Inc.	(49)	(8,881)
Moelis & Co. - Class A - Class A	(122)	(8,386)
Moody's Corp.	(35)	(17,880)
MSCI, Inc.	(36)	(20,655)
Perella Weinberg Partners	(370)	(6,401)
StepStone Group, Inc. - Class A	(124)	(7,957)
		(147,621)

Chemicals - (0.4)%
Air Products and Chemicals, Inc.	(54)	(13,339)
Albemarle Corp.	(157)	(22,206)
Chemours Co.	(462)	(5,447)
International Flavors & Fragrances, Inc.	(197)	(13,276)
Sherwin-Williams Co.	(43)	(13,933)
Stepan Co.	(100)	(4,736)
Westlake Corp.	(144)	(10,648)
		(83,585)

Commercial Services & Supplies - (0.2)%
Casella Waste Systems, Inc. - Class A	(72)	(7,052)
Cintas Corp.	(74)	(13,917)
RB Global, Inc.	(156)	(16,048)
		(37,017)

Construction Materials - (0.0)% (a)
Knife River Corp.	(100)	(7,035)

Containers & Packaging - (0.1)%
Smurfit WestRock PLC	(312)	(12,065)
Sonoco Products Co.	(184)	(8,030)
		(20,095)

Energy Equipment & Services - (0.0)% (a)
Select Water Solutions, Inc.	(706)	(7,427)

Financial Services - (0.2)%
Fidelity National Information Services, Inc.	(222)	(14,754)
Toast, Inc. - Class A	(488)	(17,329)
Walker & Dunlop, Inc.	(82)	(4,932)
		(37,015)

Food Products - (0.0)% (a)
Tyson Foods, Inc. - Class A	(158)	(9,262)

Ground Transportation - (0.3)%
Knight-Swift Transportation Holdings, Inc.	(164)	(8,574)
Marten Transport Ltd.	(509)	(5,792)
Old Dominion Freight Line, Inc.	(87)	(13,642)
Saia, Inc.	(19)	(6,204)
Werner Enterprises, Inc.	(344)	(10,323)
XPO, Inc.	(136)	(18,484)
		(63,019)

Health Care Equipment & Supplies - (0.1)%
Baxter International, Inc.	(244)	(4,663)
Intuitive Surgical, Inc.	(31)	(17,557)
		(22,220)

Hotels, Restaurants & Leisure - (0.6)%
Aramark	(219)	(8,072)
Caesars Entertainment, Inc.	(253)	(5,918)
Chipotle Mexican Grill, Inc.	(346)	(12,802)
DoorDash, Inc. - Class A	(71)	(16,080)
First Watch Restaurant Group, Inc.	(436)	(6,575)
Global Business Travel Group I	(1,011)	(7,734)
Marriott International, Inc./MD - Class A	(59)	(18,304)
Restaurant Brands International, Inc.	(254)	(17,331)
Shake Shack, Inc. - Class A - Class A	(87)	(7,062)
Starbucks Corp.	(172)	(14,484)
Texas Roadhouse, Inc.	(100)	(16,600)
Vail Resorts, Inc.	(40)	(5,312)
		(136,274)

Household Products - (0.1)%
Clorox Co.	(134)	(13,511)

Insurance - (0.4)%
Aon PLC - Class A	(43)	(15,174)
Arthur J. Gallagher & Co.	(53)	(13,716)
Brown & Brown, Inc.	(171)	(13,629)
Erie Indemnity Co. - Class A - Class A	(42)	(12,039)
Marsh & McLennan Cos., Inc.	(89)	(16,511)
Ryan Specialty Holdings, Inc.	(164)	(8,467)
		(79,536)

Life Sciences Tools & Services - (0.2)%
Bio-Techne Corp.	(106)	(6,234)
Bruker Corp.	(140)	(6,596)
Danaher Corp.	(85)	(19,458)
Repligen Corp.	(62)	(10,159)
		(42,447)

Machinery - (0.3)%
Hillman Solutions Corp.	(839)	(7,266)
IDEX Corp.	(78)	(13,879)
Ingersoll Rand, Inc.	(199)	(15,765)
Standex International Corp.	(42)	(9,126)
Stanley Black & Decker, Inc.	(177)	(13,147)
		(59,183)

Multi-Utilities - (0.1)%
Sempra	(179)	(15,804)

Oil, Gas & Consumable Fuels - (0.1)%
Targa Resources Corp.	(100)	(18,450)

Professional Services - (0.1)%
CBIZ, Inc.	(121)	(6,104)
Dayforce, Inc.	(138)	(9,544)
Paychex, Inc.	(122)	(13,686)
		(29,334)

Semiconductors & Semiconductor Equipment - (0.1)%
ARM Holdings PLC - ADR	(123)	(13,445)

Software - (0.4)%
Braze, Inc. - Class A	(257)	(8,813)
Cellebrite DI Ltd.	(467)	(8,420)
Crowdstrike Holdings, Inc. - Class A	(33)	(15,469)
Datadog, Inc. - Class A	(102)	(13,871)
Klaviyo, Inc. - Class A	(250)	(8,117)
Palo Alto Networks, Inc.	(82)	(15,104)
Samsara, Inc. - Class A	(235)	(8,331)
		(78,125)

Specialty Retail - (0.1)%
Carvana Co.	(35)	(14,771)
Floor & Decor Holdings, Inc. - Class A	(73)	(4,445)
		(19,216)

Textiles, Apparel & Luxury Goods - (0.2)%
NIKE, Inc. - Class B	(213)	(13,570)
On Holding AG - Class A	(358)	(16,640)
VF Corp.	(418)	(7,557)
		(37,767)

Trading Companies & Distributors - (0.1)%
Watsco, Inc.	(39)	(13,141)
TOTAL COMMON STOCKS (Proceeds $1,178,982)		(1,119,832)

REAL ESTATE INVESTMENT TRUSTS - COMMON - (0.1)%	Shares	Value
Specialized REITs - (0.1)%
Iron Mountain, Inc.	(172)	(14,267)
TOTAL REAL ESTATE INVESTMENT TRUSTS - COMMON (Proceeds $17,006)		(14,267)

TOTAL SECURITIES SOLD SHORT - (14.0)% (Proceeds $2,922,829)		$(2,903,578)

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ADR - American Depositary Receipt
PLC - Public Limited Company

(a)	Represents less than 0.05% of net assets.

Summary of Fair Value Disclosure as of December 31, 2025 (Unaudited)

Leuthold Global Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of December 31, 2025:

	Level 1	Level 2	Level 3		Total
Assets:
Investments:
Common Stocks	$8,448,976	$6,202,322	$0	(a)(b)	$14,651,298
Exchange Traded Funds	1,271,248	–	–		1,271,248
U.S. Treasury Securities	–	506,633	–		506,633
Foreign Government Debt Obligations	–	414,404	–		414,404
U.S. Treasury Bills	–	498,557	–		498,557
Total Investments	$9,720,224	$7,621,916	$0	(a)(b)	$17,342,140

Liabilities:
Investments:
Exchange Traded Funds	$(1,769,479)	$–	$–		$(1,769,479)
Common Stocks	(1,119,832)	–	–		(1,119,832)
Real Estate Investment Trusts - Common	(14,267)	–	–		(14,267)
Total Investments	$(2,903,578)	$–	$–		$(2,903,578)

Refer to the Schedule of Investments for further disaggregation of investment categories.
Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period as compared to the security classifications from the prior year’s annual report.

(a)	Amount is less than $0.50.
(b)	Management has determined transfers into/out of level 3 and the value of level 3 investments at period end to be immaterial to the Fund.

Allocation of Portfolio Holdings by Country as of December 31, 2025
(% of Net Assets)
United States	$4,877,336	23.6%
Japan	1,634,820	7.9
Germany	1,037,073	4.9
United Kingdom	810,260	3.8
Canada	730,287	3.5
Spain	490,559	2.4
Taiwan	381,927	1.7
China	361,862	1.8
Hong Kong	337,920	1.5
Sweden	337,846	1.6
South Korea	337,357	1.7
Australia	319,189	1.6
Netherlands	312,211	1.5
France	265,181	1.3
Italy	219,362	1.0
Mexico	218,245	1.1
Norway	214,059	1.1
Switzerland	201,424	0.9
Denmark	200,087	1.0
South Africa	199,610	1.0
Singapore	190,468	0.9
Philippines	174,556	0.8
Bermuda	130,328	0.6
Brazil	107,286	0.5
Panama	96,247	0.5
Thailand	70,269	0.3
Colombia	69,318	0.3
Israel	63,082	0.3
Portugal	62,458	0.3
Ireland	(12,065)	(0.1)
Other Assets in Excess of Liabilities	6,374,667	30.7
	$20,813,229	100.0%